Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 6,228	$ 5,057
Short-term lease cost	456	365
Variable lease cost	602	682
Finance lease, interest on lease liabilities	11	0
Finance lease, amortization of right-of-use asset	43	0
Lease impairment	2,142	0
Total lease cost	$ 9,482	$ 6,104